Assets Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Classified as Held for Sale
Schedule of Disposal Process

Generation plant	Ledger	Beginning of the operation	Installed capacity (MW) (1)	Physical guarantee (MWm) (1)	Commercial Operation Status	Site
Cemig GT
CGH Bom Jesus do Galho	Registry	1931	0.36	0.13	Out of operation	Minas Gerais
CGH Xicão	Registry	1942	1.81	0.61	In operation	Minas Gerais
CGH Sumidouro	Registry	1954	2.12	0.53	In operation	Minas Gerais
PCH São Bernardo	Concession	1948	6.82	3.42	In operation	Minas Gerais
CGH Santa Marta	Registry	1944	1.00	0.58	In operation	Minas Gerais
CGH Santa Luzia	Registry	1958	0.70	N/A Generation: 0.28	In operation	Minas Gerais
CGH Salto Morais	Registry	1957	2.39	0.60	In operation	Minas Gerais
PCH Rio de Pedras	Concession	1928	9.28	2.15	In operation	Minas Gerais
CGH Pissarrão	Registry	1925	0.80	0.55	In operation	Minas Gerais
CGH Lages	Registry	1955	0.68	N/A Generation: 0.32	In operation	Minas Gerais
CGH Jacutinga	Registry	1948	0.72	0.57	In operation	Minas Gerais
CGH Anil	Registry	1964	2.06	1.10	In operation	Minas Gerais
Horizontes
CGH Salto do Paraopeba	Authorization	1955	2.46	2.21	Out of operation	Minas Gerais
CGH Salto Passo Velho	Authorization	2001	1.80	1.64	In operation	Santa Catarina
PCH Salto Voltão	Authorization	2001	8.20	7.36	In operation	Santa Catarina

Total			41.20	22.05

(1)
Information not audited by the independent auditors.

Schedule of Book Value of Plants in Assets Held for Sale Group

The book value of the plants in the assets held for sale group on December 31, 2023 is as follows:

Plant	Net book value Fixed assets and Intangible assets
Cemig GT	46

CGH Bom Jesus do Galho	-
CGH Xicão	8
CGH Sumidouro	2
PCH São Bernardo	6
CGH Santa Marta	-
CGH Santa Luzia	1
CGH Salto Morais	1
PCH Rio de Pedras	22
CGH Pissarrão	1
CGH Lages	1
CGH Jacutinga	2
CGH Anil	2
Horizontes	12

CGH Salto do Paraopeba	-
CGH Salto Passo Velho	3
PCH Salto Voltão	9

Total	58